Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Fair Value Measurements [Abstarct]
Fair Value Measurements

NOTE 9 — Fair Value Measurements

The following table presents the assets and liabilities that the Company measures at fair value on a recurring basis included in the condensed consolidated balance sheets and indicates the level of the valuation inputs the Company utilized to determine each asset’s and each liability’s fair value:

	Level	March 31, 2024 (Successor)	December 31, 2023 (Successor)
Assets
Available-for-sale investments(1)	1	$96,983	$—
Short-term investments	2	100,000	100,000
Total assets		$196,983	$100,000

Liabilities
Public Warrants	1	$25,004	$18,969
Private Placement Warrants	3	45,017	36,951
Earnout Shares	3	2,147	1,671
Total liabilities		$72,168	$57,591

____________

(1)      $27,793 of these investments are classified as long-term on our consolidated balance sheet.

The following table contains a reconciliation of the beginning and ending balances of recurring level 3 fair value measurements included in the condensed consolidated statements of operations and comprehensive loss:

	March 31, 2024 (Successor)	March 31, 2023 (Predecessor)
Balance of recurring level 3 liabilities at beginning of period	$38,622	$5,174
Change in Earnout Shares liability and Warrant liability	8,542	—
Payments	—	(5,174)
Balance of recurring level 3 liabilities at end of period	$47,164	$—

Earnout Shares

The fair values for the Earnout Shares are estimated using a Monte Carlo simulation. The Monte Carlo simulation considers daily simulated stock prices as a proxy for the Company’s daily volume-weighted average share price. The key inputs into the valuation of the Earnout Shares are an expected remaining term of 2.19 years, a risk-free rate of 4.5% and estimated equity volatility of 37.3%. The estimated equity volatility assumption is based on a blended average of asset and equity volatility measurements of publicly traded companies within the Company’s peer group.

Warrants

The Public Warrants are valued using their quoted and publicly available market prices. Since their fair value is predicated on quoted prices in an active market for identical instruments, the Public Warrants are considered to be level 1 fair value instruments.

The Company uses a Black-Scholes Merton Model to value the Private Placement Warrants. Key inputs into the Black-Scholes Merton Model include the last Class A Common Stock closing price of $11.39 as of March 31, 2024 (Successor), a risk-free rate of 4.2%, volatility of 38.1%, a term of five years and a strike price of $11.50 per share. The volatility assumption is based on a blended average of operating and equity volatility of publicly traded companies within the Company’s peer group, the Company’s own historical volatility and the implied volatility of the Public Warrants. The Private Placement Warrants are considered to be level 3 fair value instruments.

Short-term Investments

Short-term investments are valued at cost, which approximates fair value. Short-term investments are considered level 2 fair value instruments because cost basis is not observable in a public market.

Option Liability

The Company’s option liability was issued in conjunction with member loans on October 15, 2021. The loans were fully repaid on February 3, 2022; however, the members had one year to exercise their options subsequent to the repayment of the loans. The interest expense related to these loan options was $30 during the three months ended March 31, 2023 (Predecessor). These measurements were reported in Interest income (expense) on the condensed consolidated statements of operations and comprehensive loss. In early 2023, two option holders exercised their options to purchase an aggregate of 34,588 membership units in NET Power, LLC for total proceeds of $5,836. There were no loan options outstanding at the time of the Business Combination.

NOTE 9 — Fair Value Measurement

The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis as of December 31, 2023 (Successor) and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine each asset’s and each liability’s fair value:

Assets	Level 1	Level 2	Level 3	Total
Short-term Investments	$—	$100,000	$—	$100,000
Total	$—	$100,000	$—	$100,000
Liabilities	Level 1	Level 2	Level 3	Total
Public Warrants	$18,969	$—	$—	$18,969
Private Placement Warrants	—	—	36,951	36,951
Earnout Shares	—	—	1,671	1,671
Total	$18,969	$—	$38,622	$57,591

The following table presents information about the Company’s liabilities that were measured at fair value on a recurring basis as of December 31, 2022 (Predecessor) and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine the liability’s fair value:

Liabilities	Level 1	Level 2	Level 3	Total
Option Liability	$—	$—	$5,174	$5,174
Total	$—	$—	$5,174	$5,174

The following table presents a reconciliation of the beginning and ending balances of recurring level 3 fair value measurements:

	June 8 – December 31, 2023 (Successor)	January 1 – June 7, 2023 (Predecessor)	January 1 – December 31, 2022 (Predecessor)
Balance of recurring level 3 liabilities at beginning of period	$63,851	$5,174	$1,459
Change in Earnout Shares liability and Warrant liability	(16,174)	—	—
Change in Option liability	—	—	3,715
Issuances	(9,055)	—	—
Payments	—	(5,174)	—
Balance of recurring level 3 liabilities at end of period	$38,622	$—	$5,174

Earnout Shares

The fair values for the Earnout Shares are estimated using a Monte Carlo simulation. The Monte Carlo simulation considers daily simulated stock prices as a proxy for the Company’s daily volume-weighted average share price. The key inputs into the valuation of the Earnout Shares are an expected term of three years, a risk-free rate of 4.1% and estimated equity volatility of 38.5%. The estimated equity volatility assumption is based on a blended average of asset and equity volatility measurements of publicly traded companies within the Company’s peer group.

Warrants

The Public Warrants are valued using their quoted and publicly available market prices. Since their fair value is predicated on quoted prices in an active market for identical instruments, the Public Warrants are considered to be Level 1 fair value instruments because their price is observable.

The Company uses a Black-Scholes Merton Model to value the Private Placement Warrants. Key inputs into the Black-Scholes Merton Model include the Class A Common Stock closing price of $10.10 as of December 31, 2023 (Successor), the risk free rate of 3.8%, volatility of 39.4%, a term of five years and a strike price of $11.50 per share. The volatility assumption is based on a blended average of operating and equity volatility of publicly traded companies within the Company’s peer group, the Company’s own historical volatility and the implied volatility of the Public Warrants. The Private Placement Warrants are considered to be Level 3 fair value instruments because they are not traded on public markets; therefore, their price is not observable.

Short-term Investments

Short-term investments are valued at cost, which approximates fair value. Short-term investments are considered Level 2 fair value instruments because cost basis is not observable in a public market.

Please reference Note 3 for a description of the terms of the Warrants.

Option Liability

The Company’s option liability was issued in conjunction with member loans on October 15, 2021. The loans were fully repaid on February 3, 2022; however, the members had one year to exercise their options subsequent to the repayment of the loans. The interest expense related to these loan options was $30 during the period from January 1, 2023 through June 7, 2023 (Predecessor). These measurements were reported in Interest income (expense) on the consolidated statement of operations and comprehensive loss. In early 2023, two option holders exercised their options to purchase an aggregate of 34,588 membership units in NET Power, LLC for total proceeds of $5,836. There were no loan options outstanding at the time of the Business Combination.